UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07332

Name of Fund: BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Treasury

BlackRock LifePath® Dynamic Retirement Fund1

BlackRock LifePath® Dynamic 2020 Fund2

BlackRock LifePath® Dynamic 2025 Fund1

BlackRock LifePath® Dynamic 2030 Fund1

BlackRock LifePath® Dynamic 2035 Fund1

BlackRock LifePath® Dynamic 2040 Fund1

BlackRock LifePath® Dynamic 2045 Fund1

BlackRock LifePath® Dynamic 2050 Fund1

BlackRock LifePath® Dynamic 2055 Fund1

BlackRock LifePath® Dynamic 2060 Fund1

BlackRock LifePath® Dynamic 2065 Fund1

BlackRock LifePath® Index Retirement Fund3

BlackRock LifePath® Index 2020 Fund2

BlackRock LifePath® Index 2025 Fund3

BlackRock LifePath® Index 2030 Fund3

BlackRock LifePath® Index 2035 Fund3

BlackRock LifePath® Index 2040 Fund3

BlackRock LifePath® Index 2045 Fund3

BlackRock LifePath® Index 2050 Fund3

BlackRock LifePath® Index 2055 Fund3

BlackRock LifePath® Index 2060 Fund3

BlackRock LifePath® Index 2065 Fund3

iShares MSCI Total International Index Fund

iShares Russell 1000 Large-Cap Index Fund

iShares S&P 500 Index Fund

iShares U.S. Aggregate Bond Index Fund

[1]

On March 9, 2020, each fund’s corresponding master portfolio, each a series of Master Investment Portfolio, was reorganized into the respective fund. The voting record of each master portfolio is reflected in the voting record of the corresponding fund herein.

[2]

On November 18, 2019, each of BlackRock LifePath® Dynamic 2020 Fund and BlackRock LifePath® Index 2020 Fund (each, a “Non-Surviving Fund”) was reorganized into each of BlackRock LifePath® Dynamic Retirement Fund and BlackRock LifePath® Index Retirement Fund, respectively (each, a “Surviving Fund”). The voting record of the Non-Surviving Funds is reflected in the voting record of the Surviving Funds herein.

[3]

On March 2, 2020, each fund’s corresponding master portfolio, each a series of Master Investment Portfolio, was reorganized into the respective fund. The voting record of each master portfolio is reflected in the voting record of the corresponding fund herein.

Fund Address: 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Funds III, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2019 – 06/30/2020

Item 1 – Proxy Voting Record –Certain series of the registrant are feeder funds in a master/feeder structure and as such hold interests in the corresponding series of Master Investment Portfolio (the “Master Portfolio”). Voting records of the Master Portfolio can be found by accessing the Form N-PX filed by the Master Portfolio (Investment Company Act file no. 811-08162, CIK no. 0000915092) on August 27, 2020.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07332
Reporting Period: 07/01/2019 - 06/30/2020
BlackRock Funds III

===================== BlackRock Cash Funds: Institutional ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== BlackRock Cash Funds: Treasury ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock LifePath Dynamic 2020 Fund =====================

On November 18, 2019, BlackRock LifePath(R) Dynamic 2020 Fund (the
"Non-Surviving Fund") was reorganized into BlackRock LifePath(R) Dynamic
Retirement Fund (the "Surviving Fund"). The voting record of the Non-Surviving
Fund can be found herein.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock LifePath Dynamic 2025 Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock LifePath Dynamic 2030 Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock LifePath Dynamic 2035 Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock LifePath Dynamic 2040 Fund =====================

AEDIFICA SA

Ticker:       AED            Security ID:  B0130A108
Meeting Date: OCT 22, 2019   Meeting Type: Special
Record Date:  OCT 08, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
A.1   Receive Special Board Report Re:        None      None         Management
      Capital Authorization
A2a1  Approve Authorization to Increase       For       For          Management
      Share Capital up to 100 Percent of
      Authorized Capital With Preemptive
      Rights By Contribution in Cash
A2a2  If Item A2A1 is not Approved: Approve   For       For          Management
      Authorization to Increase Share
      Capital up to 75 Percent of Authorized
      Capital With Preemptive Rights By
      Contribution in Cash
A2a3  If Item A2A2 is not Approved: Approve   For       For          Management
      Authorization to Increase Share
      Capital up to 50 Percent of Authorized
      Capital With Preemptive Rights By
      Contribution in Cash
A2b1  If Any of the Items Under A2A is not    For       For          Management
      Approved: Approve Authorization to
      Increase Share Capital up to 75
      Percent by Distribution of Optional
      Dividend
A2b2  If Item A2B1 is not Approved: Approve   For       For          Management
      Authorization to Increase Share
      Capital up to 50 Percent by
      Distribution of Optional Dividend
A2b3  If Items A2B1 and A2B2 are not          For       For          Management
      Approved: Approve Authorization to
      Increase Share Capital up to 20
      Percent by Distribution of Optional
      Dividend
A2c1  If Any of the Items Under A2A and A2B   For       Against      Management
      are not Approved: Approve
      Authorization to Increase Share
      Capital up to 50 Percent of Authorized
      Capital Without Preemptive Rights
A2c2  If Item A2C1 is not Approved: Approve   For       For          Management
      Authorization to Increase Share
      Capital up to 40 Percent of Authorized
      Capital Without Preemptive Rights
A2c3  If Items A2C1 and A2C2 are not          For       For          Management
      Approved: Approve Authorization to
      Increase Share Capital up to 30
      Percent of Authorized Capital Without
      Preemptive Rights
A2c4  If Items A2C1, A2C2, and A2C3 are not   For       For          Management
      Approved: Approve Authorization to
      Increase Share Capital up to 20
      Percent of Authorized Capital Without
      Preemptive Rights
A2c5  If Items A2C1, A2C2, A2C3, and A2C4     For       For          Management
      are not Approved: Approve
      Authorization to Increase Share
      Capital up to 10 Percent of Authorized
      Capital Without Preemptive Rights
A3    Amend Articles 6.4 to Reflect Changes   For       For          Management
      in Capital
B1    Amend Articles of Association Re: RREC  For       For          Management
      Legislation
C     Authorize Implementation of Approved    For       For          Management
      Resolutions and Filing of Required
      Documents/Formalities at Trade Registry

--------------------------------------------------------------------------------

ASCENDAS REAL ESTATE INVESTMENT TRUST

Ticker:       A17U           Security ID:  Y0205X103
Meeting Date: JUL 09, 2019   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Adopt Report of the Trustee, Statement  For       For          Management
      by the Manager, Audited Financial
      Statements and Auditors' Report
2     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Manager to Fix Their
      Remuneration
3     Approve Issuance of Equity or           For       For          Management
      Equity-Linked Securities with or
      without Preemptive Rights
4     Authorize Unit Repurchase Program       For       For          Management

--------------------------------------------------------------------------------

ASSURA PLC

Ticker:       AGR            Security ID:  G2386T109
Meeting Date: JUL 02, 2019   Meeting Type: Annual
Record Date:  JUN 28, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Policy             For       For          Management
3     Approve Remuneration Report             For       For          Management
4     Reappoint Deloitte LLP as Auditors      For       For          Management
5     Authorise the Audit Committee to Fix    For       For          Management
      Remuneration of Auditors
6     Re-elect Ed Smith as Director           For       For          Management
7     Elect Louise Fowler as Director         For       For          Management
8     Re-elect Jonathan Murphy as Director    For       For          Management
9     Re-elect Jenefer Greenwood as Director  For       For          Management
10    Re-elect Jayne Cottam as Director       For       For          Management
11    Re-elect Jonathan Davies as Director    For       For          Management
12    Authorise Issue of Equity               For       For          Management
13    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
14    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights in Connection with
      an Acquisition or Other Capital
      Investment
15    Authorise Market Purchase of Ordinary   For       For          Management
      Shares
16    Authorise the Company to Call General   For       For          Management
      Meeting with Two Weeks' Notice

--------------------------------------------------------------------------------

GODEWIND IMMOBILIEN AG

Ticker:       GWD            Security ID:  D2R8RV108
Meeting Date: AUG 06, 2019   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Financial Statements and        None      None         Management
      Statutory Reports for Fiscal 2018
      (Non-Voting)
2     Approve Discharge of Management Board   For       For          Management
      for Fiscal 2018
3     Approve Discharge of Supervisory Board  For       For          Management
      for Fiscal 2018
4     Approve Issuance of Warrants/Bonds      For       For          Management
      with Warrants Attached/Convertible
      Bonds without Preemptive Rights up to
      Aggregate Nominal Amount of EUR 800
      Million; Approve Creation of EUR 47.7
      Million Pool of Capital to Guarantee
      Conversion Rights
5     Approve Creation of EUR 6.6 Million     For       For          Management
      Pool of Capital to Guarantee Stock
      Option Plan
6     Authorize Share Repurchase Program and  For       For          Management
      Reissuance or Cancellation of
      Repurchased Shares
7     Ratify Ebner Stolz GmbH & Co. KG as     For       For          Management
      Auditors for Fiscal 2019

--------------------------------------------------------------------------------

LAND SECURITIES GROUP PLC

Ticker:       LAND           Security ID:  G5375M142
Meeting Date: JUL 11, 2019   Meeting Type: Annual
Record Date:  JUL 09, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       For          Management
3     Approve Final Dividend                  For       For          Management
4     Elect Madeleine Cosgrave as Director    For       For          Management
5     Elect Christophe Evain as Director      For       For          Management
6     Re-elect Robert Noel as Director        For       For          Management
7     Re-elect Martin Greenslade as Director  For       For          Management
8     Re-elect Colette O'Shea as Director     For       For          Management
9     Re-elect Christopher Bartram as         For       For          Management
      Director
10    Re-elect Edward Bonham Carter as        For       For          Management
      Director
11    Re-elect Nicholas Cadbury as Director   For       For          Management
12    Re-elect Cressida Hogg as Director      For       For          Management
13    Re-elect Stacey Rauch as Director       For       Abstain      Management
14    Reappoint Ernst & Young LLP as Auditors For       For          Management
15    Authorise Board to Fix Remuneration of  For       For          Management
      Auditors
16    Authorise EU Political Donations and    For       For          Management
      Expenditure
17    Authorise Issue of Equity               For       For          Management
18    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
19    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights in Connection with
      an Acquisition or Other Capital
      Investment
20    Authorise Market Purchase of Ordinary   For       For          Management
      Shares
21    Adopt New Articles of Association       For       For          Management

--------------------------------------------------------------------------------

LINK REAL ESTATE INVESTMENT TRUST

Ticker:       823            Security ID:  Y5281M111
Meeting Date: JUL 24, 2019   Meeting Type: Annual
Record Date:  JUL 18, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Note the Financial Statements and       None      None         Management
      Statutory Reports
2     Note the Appointment of Auditor and     None      None         Management
      Fixing of Their Remuneration
3.1   Elect Ed Chan Yiu Cheong as Director    For       For          Management
3.2   Elect Blair Chilton Pickerell as        For       For          Management
      Director
3.3   Elect May Siew Boi Tan as Director      For       For          Management
4     Authorize Repurchase of Issued Units    For       For          Management

--------------------------------------------------------------------------------

MITSUI FUDOSAN LOGISTICS PARK, INC.

Ticker:       3471           Security ID:  J44788107
Meeting Date: OCT 29, 2019   Meeting Type: Special
Record Date:  JUL 31, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Executive Director Isobe,         For       For          Management
      Masayuki
2.1   Elect Alternate Executive Director      For       For          Management
      Zushi, Chishu
2.2   Elect Alternate Executive Director      For       For          Management
      Shibata, Yuji
3.1   Elect Supervisory Director Toyoshima,   For       Against      Management
      Tadao
3.2   Elect Supervisory Director Goto, Izuru  For       For          Management

===================== BlackRock LifePath Dynamic 2045 Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock LifePath Dynamic 2050 Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock LifePath Dynamic 2055 Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock LifePath Dynamic 2060 Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock LifePath Dynamic 2065 Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== BlackRock LifePath Dynamic Retirement Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2020 Fund ======================

On November 18, 2019, BlackRock LifePath(R) Index 2020 Fund (the "Non-Surviving
Fund") was reorganized into BlackRock LifePath(R) Index Retirement Fund (the
"Surviving Fund"). The voting record of the Non-Surviving Fund can be found herein.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2025 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2030 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2035 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2040 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2045 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2050 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2055 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2060 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2065 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== BlackRock LifePath Index Retirement Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= iShares MSCI Total International Index Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== iShares Russell 1000 Large Cap Index Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================== iShares S&P 500 Index Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== iShares U.S. Aggregate Bond Index Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Funds III

Date:	August 27, 2020